NOTES PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Notes payable, gross	$ 0	$ 38,455
Unamortized debt discount	0	(161)
Notes payable, net	0	38,294
Note 2
Notes payable, gross	0	30,200
Note 1
Notes payable, gross	0	400
Note 3
Notes payable, gross	$ 0	$ 7,855